Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables [Abstract]
Deposit	$ 32,112	$ 17,787
Others	1,465	1,401
Total	$ 33,577	$ 19,188